SCHEDULE OF CONCENTRATIONS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Product Information [Line Items]
Total	$ 20,978,428	$ 28,195,284
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Total		$ 6,176,480
Concentration risk percentage		21.90%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Total	$ 4,208,476	$ 3,893,576
Concentration risk percentage	20.10%	13.80%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Product Information [Line Items]
Total	$ 4,208,476	$ 10,070,056
Concentration risk percentage	20.10%	35.70%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Vendor A [Member]
Product Information [Line Items]
Total		$ 2,838,054
Concentration risk percentage		13.20%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Vendor B [Member]
Product Information [Line Items]
Total		$ 2,128,178
Concentration risk percentage		9.90%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Vendor C [Member]
Product Information [Line Items]
Total	$ 2,103,730
Concentration risk percentage	12.70%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Vendor [Member]
Product Information [Line Items]
Total	$ 2,103,730	$ 4,966,232
Concentration risk percentage	12.70%	23.10%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Total	$ 6,287,015		$ 4,650,537
Concentration risk percentage	23.90%		19.90%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer [Member]
Product Information [Line Items]
Total	$ 9,626,180		$ 8,957,083
Concentration risk percentage	36.60%		38.30%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Product Information [Line Items]
Total	$ 3,339,165		$ 4,306,546
Concentration risk percentage	12.70%		18.40%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor B [Member]
Product Information [Line Items]
Total	$ 3,324,655		$ 3,600,703
Concentration risk percentage	38.70%		47.80%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor [Member]
Product Information [Line Items]
Total	$ 4,766,720		$ 3,600,703
Concentration risk percentage	55.50%		47.80%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor D [Member]
Product Information [Line Items]
Total	$ 1,442,065
Concentration risk percentage	16.80%